Risk Management and Financial Instruments (Details) - Schedule of Sensitivity Analysis Fair Value Asset and Liability - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 1,363,555	$ 1,605,281
Fair value (Asset)	1,612,732	1,740,876
Fair value (Liability)	(1,539,000)	(1,757,300)
Fair value	73,732	(16,424)
Swap [Member] | LIBOR [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		288,889
Fair value (Asset)		295,353
Fair value (Liability)		(280,251)
Fair value		15,102
Swap [Member] | CDI [Member] | 2023 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		76,662
Fair value (Asset)		80,523
Fair value (Liability)		(77,551)
Fair value		2,972
Swap [Member] | CDI [Member] | 2024 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	181,769
Fair value (Asset)	189,067
Fair value (Liability)	(189,571)
Fair value	(504)
Swap [Member] | IPCA [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	111,031	103,021
Fair value (Asset)	142,472	123,845
Fair value (Liability)	(111,625)	(98,448)
Fair value	30,847	25,397
Swap [Member] | IPCA [Member] | 2027 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	79,937	74,171
Fair value (Asset)	94,520	80,302
Fair value (Liability)	(85,402)	(80,025)
Fair value	9,118	277
Swap [Member] | IPCA [Member] | 2028 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	91,298	84,712
Fair value (Asset)	108,777	92,333
Fair value (Liability)	(100,034)	(93,764)
Fair value	8,743	(1,431)
Swap [Member] | IPCA [Member] | 2030 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	289,179	268,317
Fair value (Asset)	350,639	296,304
Fair value (Liability)	(328,591)	(307,264)
Fair value	22,048	(10,960)
Swap [Member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	288,874	274,067
Fair value (Asset)	333,981	283,731
Fair value (Liability)	(326,029)	(300,700)
Fair value	7,952	(16,969)
Swap [Member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	87,821	172,490
Fair value (Asset)	103,620	177,699
Fair value (Liability)	(105,459)	(186,308)
Fair value	(1,839)	(8,609)
Swap [Member] | IPCA [Member] | 2036 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	18,824	19,166
Fair value (Asset)	23,487	19,524
Fair value (Liability)	(24,650)	(21,408)
Fair value	(1,163)	(1,884)
Swap [Member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	214,822	243,786
Fair value (Asset)	266,169	291,262
Fair value (Liability)	(267,639)	(311,581)
Fair value	$ (1,470)	$ (20,319)